Performance Management	Jun. 08, 2026
JNL/FIRST SENTIER GLOBAL INFRASTRUCTURE FUND
Prospectus [Line Items]
Performance Narrative [Text Block]

In the section entitled, “Summary Overview of Each Fund,” under “Performance” for the JNL/First Sentier Global Infrastructure Fund, please add the following after the second paragraph:

Effective June 8, 2026, for consistency with the Fund’s principal investment strategies, the Fund will add the FTSE Global Core Infrastructure 50/50 Index as the Fund’s tertiary benchmark.